Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Apr. 29, 2015	Jun. 24, 2015	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 22, 2015	Mar. 16, 2015	Oct. 09, 2014	Oct. 12, 2013
Debt conversion into shares, value			$ 3,274	$ 2,560	$ 3,274	$ 3,274
Debt conversion number of shares issued			4,560,000		3,274,000
Debt conversion conversion price			$ 0.001	$ 0.001							$ 0.001
Ownership percentage			80.00%	80.00%
Common stock, shares issued			58,397,485	58,397,485	53,837,485	53,837,485	562,485
Angel Jade Pty Ltd [Member]
Ownership percentage					70.00%	70.00%				51.00%
Subsequent Event [Member]
Debt conversion into shares, value		$ 4,000				$ 560
Debt conversion number of shares issued		4,000,000				560,000
Debt conversion conversion price		$ 0.001			$ 0.001	$ 0.001
Subsequent Event [Member] | Aqua Mining (PNG) [Member] | Minimum [Member]
Ownership percentage								49.00%
Subsequent Event [Member] | Aqua Mining (PNG) [Member] | Maximum [Member]
Ownership percentage								90.00%
Subsequent Event [Member] | Angel Jade Pty Ltd [Member]
Ownership percentage										51.00%
Subsequent Event [Member] | Angel Jade Pty Ltd [Member] | Minimum [Member]
Ownership percentage									51.00%
Subsequent Event [Member] | Angel Jade Pty Ltd [Member] | Maximum [Member]
Ownership percentage									70.00%
Subsequent Event [Member] | Warren Sheppard [Member]
Number of stock issued during period for employment agreement	$ 3,001,702